Dividends	12 Months Ended
Dec. 31, 2017
Interim Financial Reporting [Abstract]
Dividends
Dividends
The quarterly dividend paid on 29 March 2018 in respect of the fourth quarter 2017 was 10 cents per ordinary share ($0.60 per American Depositary Share (ADS)). The corresponding amount in sterling was announced on 19 March 2018. A scrip dividend alternative is available, allowing shareholders to elect to receive their dividend in the form of new ordinary shares and ADS holders in the form of new ADSs.

	Pence per share			Cents per share					$ million
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Dividends announced and paid in cash
Preference shares							1	1	2
Ordinary shares
March	8.1587	7.0125	6.6699	10.00	10.00	10.00	1,303	1,099	1,708
June	7.7563	6.9167	6.5295	10.00	10.00	10.00	1,546	1,168	1,691
September	7.6213	7.5578	6.5488	10.00	10.00	10.00	1,676	1,161	1,717
December	7.4435	7.9313	6.6342	10.00	10.00	10.00	1,627	1,182	1,541
	30.9798	29.4183	26.3824	40.00	40.00	40.00	6,153	4,611	6,659
Dividend announced, paid in March 2018				10.00			1,828

The details of the scrip dividends issued are shown in the table below.

	2017	2016	2015
Number of shares issued (thousand)	289,789	548,005	102,810
Value of shares issued ($ million)	1,714	2,858	642

The financial statements for the year ended 31 December 2017 do not reflect the dividend announced on 6 February 2018 and paid in March 2018; this will be treated as an appropriation of profit in the year ending 31 December 2018.